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           SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

                          SCHWAB MUNICIPAL MONEY FUNDS
                         SCHWAB MUNICIPAL MONEY FUND TM
                   SCHWAB CALIFORNIA MUNICIPAL MONEY FUND TM
                    SCHWAB NEW YORK MUNICIPAL MONEY FUND TM
                   SCHWAB NEW JERSEY MUNICIPAL MONEY FUND TM
                  SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND TM
                       SCHWAB AMT TAX-FREE MONEY FUND TM
                  SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND TM
                                 APRIL 30, 2007
                           AS AMENDED FEBRUARY 1, 2008

THE INFORMATION PROVIDED IN THIS SUPPLEMENT IS EFFECTIVE AS OF FEBRUARY 5, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The Statement of Additional Information is amended to reflect changes to each of the Schwab New York Municipal Money Fund's, Schwab New Jersey Municipal Money Fund's and Schwab Massachusetts Municipal Money Fund's name, 80% investment policy and to the "Temporary Defensive Investments" paragraph in the "Investments Securities and Risks" section.

NAME CHANGE

The Schwab New York Municipal Money Fund has changed its name to SCHWAB NEW YORK AMT TAX-FREE MONEY FUND TM.

The Schwab New Jersey Municipal Money Fund has changed its name to SCHWAB NEW JERSEY AMT TAX-FREE MONEY FUND TM.

The Schwab Massachusetts Municipal Money Fund has changed its name to SCHWAB MASSACHUSETTS AMT TAX-FREE MONEY FUND TM.

CHANGE IN 80% INVESTMENT POLICY

The Schwab New York AMT Tax-Free Money Fund has added a requirement regarding the federal alternative minimum tax to its existing 80% investment policy. Accordingly, in the "Investment Strategies" section, the paragraph related to the Schwab New York Municipal Money Fund is deleted and replaced with the following:

      Schwab New York AMT Tax-Free Money Fund TM (a state-specific municipal money fund) seeks to achieve its investment objective by investing in New York municipal money market securities. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the


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      interest from which is exempt from federal and New York state personal income tax, including the federal alternative minimum tax ("AMT"). This policy may only be changed with shareholder approval. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.

The Schwab New Jersey AMT Tax-Free Money Fund has added a requirement regarding the federal alternative minimum tax to its existing 80% investment policy. Accordingly, in the "Investment Strategies" section, the paragraph related to the Schwab New Jersey Municipal Money Fund is deleted and replaced with the following:

      Schwab New Jersey AMT Tax-Free Money Fund TM (a state-specific municipal money fund) seeks to achieve its investment objective by investing in New Jersey municipal money market securities. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New Jersey personal income tax, including the federal alternative minimum tax ("AMT"). This policy may only be changed with shareholder approval. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.

The Schwab Massachusetts AMT Tax-Free Money Fund has added a requirement regarding the federal alternative minimum tax to its existing 80% investment policy. Accordingly, in the "Investment Strategies" section, the paragraph related to the Schwab Massachusetts Municipal Money Fund is deleted and replaced with the following:

      Schwab Massachusetts AMT Tax-Free Money Fund TM (a state-specific municipal money fund) seeks to achieve its investment objective by investing in Massachusetts municipal money market securities. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and Massachusetts personal income tax, including the federal alternative minimum tax ("AMT"). This policy may only be changed with shareholder approval. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.

TEMPORARY DEFENSIVE INVESTMENTS:

The following language is added to the end of the "Temporary Defensive Investments" paragraph in the "Investments Securities and Risks" section:

For the Schwab New York AMT Tax-Free Money Fund, Schwab New Jersey AMT Tax-Free Money Fund and the Schwab Massachusetts AMT Tax-Free Money Fund, under normal conditions, the funds do not currently intend to invest in any municipal securities whose interest is subject to the AMT. However, from time to time, as a temporary defensive measure or under abnormal market conditions, the funds may make temporary investments in securities whose interest is subject to federal income tax and in municipal securities whose interest is subject to the AMT.


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                        PLEASE RETAIN THIS SUPPLEMENT FOR
                                  YOUR RECORDS.

                                                           [CHARLES SCHWAB LOGO]

(C)2008 Charles Schwab & Co., Inc. All Rights Reserved
Member SIPC (02/08)